Accrued Expenses (Details) - Schedule of accrued expenses - USD ($)	3 Months Ended					12 Months Ended
	Mar. 31, 2023		Dec. 31, 2022		Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021
Schedule of Accrued Expenses [Abstract]
Consulting fees	$ 517,489		$ 531,829			$ 531,829		$ 548,281
Professional fees			3,945			3,945		252,973
Litigation accrual	764,556	[1]	125,255	[1]		125,255	[2]	300,000	[2]
Employee and director compensation	1,305,521		1,558,024			1,558,024		725,569
Research and development fees	165,395		22,023			22,023		91,737
Interest	11,556				$ 7,414	36,422		25,433
Other	11,595		7,018			7,018		20,587
Total	$ 2,821,013		$ 2,284,516			$ 2,284,516		$ 1,964,580

[1]	See Note 8 - Commitments and Contingencies, Legal Matters.
[2]	See Note 11 - Commitments and Contingencies, Potential Legal Matters.